Litigation - Banking activities (Details) - Orange Bank [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) lawsuit
Disclosure of contingent liabilities [line items]
Number of claims or lawsuits filed | lawsuit	2
Damages sought | €	€ 480